Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Depreciation	$ 28,000	$ 30,000	$ 39,000	$ 38,000
Other Asset Impairment Charges					$ 1,800,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			3,523,949	2,966,538
Patent and Trademark Rights [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			17 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years		10 years